Schedule of Investments (unaudited) July 31, 2019	BlackRock LifePath® Smart Beta 2020 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 103.1%

Equity Funds — 51.3%
iShares Core MSCI Emerging Markets ETF	6,794	$340,923
iShares Edge MSCI Min Vol EAFE ETF	14,987	1,072,470
iShares Edge MSCI Min Vol Emerging Markets ETF	4,749	274,540
iShares Edge MSCI Min Vol USA ETF	38,047	2,387,830
iShares Edge MSCI Multifactor International ETF	54,047	1,379,820
iShares Edge MSCI Multifactor USA ETF	95,024	3,052,171
iShares Edge MSCI Multifactor USA Small-Cap ETF	15,620	641,513
iShares Global REIT ETF	12,728	340,729

		9,489,996

Fixed Income Funds — 51.5%
BlackRock Total Factor Fund, Class K	90,755	953,840
iShares Edge High Yield Defensive Bond ETF	14,690	738,324
iShares Edge Investment Grade Enhanced Bond ETF	55,079	2,843,172
iShares TIPS Bond ETF	12,897	1,486,250
iShares U.S. Treasury Bond ETF	136,020	3,505,235

		9,526,821

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20% (a)	52,593	52,593

Total Affiliated Investment Companies — 103.1% (Cost: $17,495,465)		19,069,410

Liabilities in Excess of Other Assets — (3.1)%		(565,866)

Net Assets — 100.0%		$18,503,544

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	690,735	—	(638,142	)(b)	52,593	$52,593	$953		$—	$—
BlackRock Total Factor Fund, Class K	109,761	11,334	(30,340)		90,755	953,840	24,121		(2,245)	81,845
iShares Core MSCI Emerging Markets ETF	8,000	1,662	(2,868)		6,794	340,923	9,495		(19,631)	45,220
iShares Edge High Yield Defensive Bond ETF	43,340	300	(28,950)		14,690	738,324	62,570		(52,886)	61,101
iShares Edge Investment Grade Enhanced Bond ETF	128,200	16,827	(89,948)		55,079	2,843,172	132,512		36,184	384,146
iShares Edge MSCI Min Vol EAFE ETF	18,238	1,893	(5,144)		14,987	1,072,470	34,162		11,886	45,852
iShares Edge MSCI Min Vol Emerging Markets ETF	5,800	395	(1,446)		4,749	274,540	7,443		(6,604)	22,898
iShares Edge MSCI Min Vol USA ETF	45,387	8,804	(16,144)		38,047	2,387,830	35,047		83,259	241,775
iShares Edge MSCI Multifactor International ETF	61,374	9,282	(16,609)		54,047	1,379,820	44,951		2,484	5,137
iShares Edge MSCI Multifactor USA ETF	100,843	29,712	(35,531)		95,024	3,052,171	75,044		(25,597)	137,408
iShares Edge MSCI Multifactor USA Small-Cap ETF	19,930	—	(4,310)		15,620	641,513	7,050		8,895	9,804
iShares Global REIT ETF	8,490	6,240	(2,002)		12,728	340,729	5,866		1,467	17,726
iShares TIPS Bond ETF	15,196	4,232	(6,531)		12,897	1,486,250	23,362		(13,241)	100,090
iShares U.S. Treasury Bond ETF	—	162,954	(26,934)		136,020	3,505,235	25,986		7,421	72,262
SL Liquidity Series, LLC, Money Market Series	—	—	—	(b)	—	—	4,461	(c)	117	—

						$19,069,410	$493,023		$31,509	$1,225,264

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock LifePath® Smart Beta 2020 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$19,069,410	$—	$—	$19,069,410

(a)	See above Schedule of Investments for values in each security type.

2

Schedule of Investments (unaudited) July 31, 2019	BlackRock LifePath® Smart Beta 2025 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 102.9%

Equity Funds — 62.2%
iShares Core MSCI Emerging Markets ETF	13,225	$663,630
iShares Edge MSCI Min Vol EAFE ETF	22,581	1,615,896
iShares Edge MSCI Min Vol Emerging Markets ETF	6,592	381,084
iShares Edge MSCI Min Vol USA ETF	50,701	3,181,995
iShares Edge MSCI Multifactor International ETF	104,856	2,676,974
iShares Edge MSCI Multifactor USA ETF	163,610	5,255,153
iShares Edge MSCI Multifactor USA Small-Cap ETF	18,412	756,181
iShares Global REIT ETF	30,066	804,867

		15,335,780

Fixed Income Funds — 39.8%
BlackRock Total Factor Fund, Class K	119,010	1,250,795
iShares Edge High Yield Defensive Bond ETF	24,970	1,255,000
iShares Edge Investment Grade Enhanced Bond ETF	55,192	2,849,005
iShares TIPS Bond ETF	14,829	1,708,894
iShares U.S. Treasury Bond ETF	106,233	2,737,624

		9,801,318

Short-Term Securities — 0.9%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20% (a)	225,918	225,918

Total Affiliated Investment Companies — 102.9% (Cost: $23,023,398)		25,363,016

Liabilities in Excess of Other Assets — (2.9)%		(702,938)

Net Assets — 100.0%		$24,660,078

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	—	225,918	(b)	—		225,918	$225,918	$1,149		$—	$—
BlackRock Total Factor Fund, Class K	141,916	11,577		(34,483)		119,010	1,250,795	32,176		(4,553)	105,824
iShares Core MSCI Emerging Markets ETF	13,442	3,720		(3,937)		13,225	663,630	16,494		(30,467)	71,397
iShares Edge High Yield Defensive Bond ETF	57,800	600		(33,430)		24,970	1,255,000	86,418		(72,968)	85,334
iShares Edge Investment Grade Enhanced Bond ETF	117,135	15,036		(76,979)		55,192	2,849,005	123,858		24,758	365,665
iShares Edge MSCI Min Vol EAFE ETF	24,725	4,363		(6,507)		22,581	1,615,896	46,531		(12,107)	84,245
iShares Edge MSCI Min Vol Emerging Markets ETF	6,900	772		(1,080)		6,592	381,084	9,781		(3,823)	24,633
iShares Edge MSCI Min Vol USA ETF	62,040	8,221		(19,560)		50,701	3,181,995	47,430		15,379	411,597
iShares Edge MSCI Multifactor International ETF	105,362	25,659		(26,165)		104,856	2,676,974	77,414		(4,001)	7,159
iShares Edge MSCI Multifactor USA ETF	172,974	42,788		(52,152)		163,610	5,255,153	129,652		(53,041)	225,124
iShares Edge MSCI Multifactor USA Small-Cap ETF	22,012	1,300		(4,900)		18,412	756,181	7,568		(2,498)	19,682
iShares Global REIT ETF	51,394	2,440		(23,768)		30,066	804,867	32,220		28,614	77,437
iShares TIPS Bond ETF	14,888	5,601		(5,660)		14,829	1,708,894	23,772		(11,467)	94,352
iShares U.S. Treasury Bond ETF	—	120,737		(14,504)		106,233	2,737,624	19,698		4,786	56,169
SL Liquidity Series, LLC, Money Market Series	5,109,629	—		(5,109,629	)(c)	—	—	3,490	(d)	(240)	5

							$25,363,016	$657,651		$(121,628)	$1,628,623

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock LifePath® Smart Beta 2025 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$25,363,016	$—	$—	$25,363,016

(a)	See above Schedule of Investments for values in each security type.

2

Schedule of Investments (unaudited) July 31, 2019	BlackRock LifePath® Smart Beta 2030 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 101.4%

Equity Funds — 70.9%
iShares Core MSCI Emerging Markets ETF	17,309	$868,566
iShares Edge MSCI Min Vol EAFE ETF	22,388	1,602,085
iShares Edge MSCI Min Vol Emerging Markets ETF	6,638	383,743
iShares Edge MSCI Min Vol USA ETF	48,167	3,022,961
iShares Edge MSCI Multifactor International ETF	139,177	3,553,189
iShares Edge MSCI Multifactor USA ETF	204,797	6,578,080
iShares Edge MSCI Multifactor USA Small-Cap ETF	16,800	689,976
iShares Global REIT ETF	42,517	1,138,180

		17,836,780

Fixed Income Funds — 29.9%
BlackRock Total Factor Fund, Class K	119,361	1,254,486
iShares Edge High Yield Defensive Bond ETF	27,270	1,370,598
iShares Edge Investment Grade Enhanced Bond ETF	39,651	2,046,781
iShares TIPS Bond ETF	11,926	1,374,352
iShares U.S. Treasury Bond ETF	57,230	1,474,817

		7,521,034

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20% (a)	143,766	143,766

Total Affiliated Investment Companies — 101.4% (Cost: $23,002,279)		25,501,580

Liabilities in Excess of Other Assets — (1.4)%		(346,035)

Net Assets — 100.0%		$25,155,545

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	71,687	72,079	(b)	—		143,766	$143,766	$1,440		$—	$—
BlackRock Total Factor Fund, Class K	144,461	19,830		(44,930)		119,361	1,254,486	28,219		(4,844)	108,791
iShares Core MSCI Emerging Markets ETF	16,530	5,963		(5,184)		17,309	868,566	20,104		(41,315)	87,892
iShares Edge High Yield Defensive Bond ETF	57,570	700		(31,000)		27,270	1,370,598	86,271		(69,790)	86,175
iShares Edge Investment Grade Enhanced Bond ETF	70,465	16,423		(47,237)		39,651	2,046,781	79,192		13,209	244,203
iShares Edge MSCI Min Vol EAFE ETF	23,564	6,218		(7,394)		22,388	1,602,085	44,058		(18,361)	90,883
iShares Edge MSCI Min Vol Emerging Markets ETF	6,900	1,191		(1,453)		6,638	383,743	9,171		(6,552)	25,484
iShares Edge MSCI Min Vol USA ETF	60,986	10,444		(23,263)		48,167	3,022,961	45,854		2,536	418,159
iShares Edge MSCI Multifactor International ETF	130,460	45,786		(37,069)		139,177	3,553,189	97,011		(10,276)	3,769
iShares Edge MSCI Multifactor USA ETF	216,595	62,131		(73,929)		204,797	6,578,080	156,004		(49,720)	280,510
iShares Edge MSCI Multifactor USA Small-Cap ETF	17,500	2,500		(3,200)		16,800	689,976	6,207		(3,667)	23,837
iShares Global REIT ETF	85,696	9,829		(53,008)		42,517	1,138,180	51,422		62,048	113,233
iShares TIPS Bond ETF	10,434	6,877		(5,385)		11,926	1,374,352	17,661		(4,165)	66,687
iShares U.S. Treasury Bond ETF	—	68,420		(11,190)		57,230	1,474,817	10,666		1,968	30,785
SL Liquidity Series, LLC, Money Market Series	3,383,360	—		(3,383,360	)(c)	—	—	2,526	(d)	(118)	—

							$25,501,580	$655,806		$(129,047)	$1,580,408

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)	Represents net shares sold.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock LifePath® Smart Beta 2030 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$25,501,580	$—	$—	$25,501,580

(a)	See above Schedule of Investments for values in each security type.

2

Schedule of Investments (unaudited) July 31, 2019	BlackRock LifePath® Smart Beta 2035 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(a) — 102.1%

Equity Funds — 81.4%
iShares Core MSCI Emerging Markets ETF	16,289	$817,382
iShares Edge MSCI Min Vol EAFE ETF	15,227	1,089,644
iShares Edge MSCI Min Vol Emerging Markets ETF	4,564	263,845
iShares Edge MSCI Min Vol USA ETF	30,710	1,927,360
iShares Edge MSCI Multifactor International ETF	129,497	3,306,058
iShares Edge MSCI Multifactor USA ETF	181,757	5,838,035
iShares Edge MSCI Multifactor USA Small-Cap ETF	11,400	468,198
iShares Global REIT ETF	38,067	1,019,054

		14,729,576

Fixed Income Funds — 20.7%
BlackRock Total Factor Fund, Class K	88,419	929,280
iShares Edge High Yield Defensive Bond ETF	16,857	847,238
iShares Edge Investment Grade Enhanced Bond ETF	16,534	853,483
iShares TIPS Bond ETF	6,275	723,131
iShares U.S. Treasury Bond ETF	15,375	396,214

		3,749,346

Total Affiliated Investment Companies — 102.1% (Cost: $16,576,289)		18,478,922

Liabilities in Excess of Other Assets — (2.1)%		(385,588)

Net Assets — 100.0%		$18,093,334

(a)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased	Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	87,459	—	(87,459	)(b)	—	$—	$1,142		$—	$—
BlackRock Total Factor Fund, Class K	108,780	15,839	(36,200)		88,419	929,280	24,396		(4,556)	81,776
iShares Core MSCI Emerging Markets ETF	15,770	5,995	(5,476)		16,289	817,382	19,883		(41,721)	87,600
iShares Edge High Yield Defensive Bond ETF	26,180	350	(9,673)		16,857	847,238	48,865		(11,970)	42,320
iShares Edge Investment Grade Enhanced Bond ETF	31,700	4,283	(19,449)		16,534	853,483	35,429		10,648	102,926
iShares Edge MSCI Min Vol EAFE ETF	17,300	5,279	(7,352)		15,227	1,089,644	32,212		(17,151)	70,527
iShares Edge MSCI Min Vol Emerging Markets ETF	5,100	826	(1,362)		4,564	263,845	6,870		(4,120)	19,257
iShares Edge MSCI Min Vol USA ETF	44,693	7,472	(21,455)		30,710	1,927,360	32,895		4,218	289,104
iShares Edge MSCI Multifactor International ETF	123,209	48,195	(41,907)		129,497	3,306,058	92,514		214	1,795
iShares Edge MSCI Multifactor USA ETF	203,686	57,831	(79,760)		181,757	5,838,035	152,969		(32,225)	233,701
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,400	2,000	—		11,400	468,198	3,762		—	14,636
iShares Global REIT ETF	87,630	10,550	(60,113)		38,067	1,019,054	54,044		76,922	105,393
iShares TIPS Bond ETF	5,137	5,511	(4,373)		6,275	723,131	9,259		(2,556)	31,423
iShares U.S. Treasury Bond ETF	—	21,029	(5,654)		15,375	396,214	3,176		1,537	8,470
SL Liquidity Series, LLC, Money Market Series	—	—	—	(b)	—	—	1,095	(c)	168	—

						$18,478,922	$518,511		$(20,592)	$1,088,928

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock LifePath® Smart Beta 2035 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$18,478,922	$—	$—	$18,478,922

(a)	See above Schedule of Investments for values in each security type.

2

Schedule of Investments (unaudited) July 31, 2019	BlackRock LifePath® Smart Beta 2040 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 101.3%

Equity Funds — 89.5%
iShares Core MSCI Emerging Markets ETF	17,780	$892,200
iShares Edge MSCI Min Vol EAFE ETF	11,286	807,626
iShares Edge MSCI Min Vol Emerging Markets ETF	3,309	191,293
iShares Edge MSCI Min Vol USA ETF	23,751	1,490,613
iShares Edge MSCI Multifactor International ETF	140,219	3,579,791
iShares Edge MSCI Multifactor USA ETF	195,782	6,288,518
iShares Edge MSCI Multifactor USA Small-Cap ETF	9,370	384,826
iShares Global REIT ETF	41,246	1,104,156

		14,739,023

Fixed Income Funds — 11.5%
BlackRock Total Factor Fund, Class K	79,799	838,691
iShares Edge High Yield Defensive Bond ETF	8,350	419,674
iShares Edge Investment Grade Enhanced Bond ETF	3,261	168,333
iShares TIPS Bond ETF	3,375	388,935
iShares U.S. Treasury Bond ETF	3,081	79,397

		1,895,030

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20% (a)	53,063	53,063

Total Affiliated Investment Companies — 101.3% (Cost: $14,829,658)		16,687,116

Liabilities in Excess of Other Assets — (1.3)%		(217,376)

Net Assets — 100.0%		$16,469,740

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	51,066	1,997	(b)	—	53,063	$53,063	$929		$—	$—
BlackRock Total Factor Fund, Class K	93,440	13,852		(27,493)	79,799	838,691	20,405		(5,081)	72,165
iShares Core MSCI Emerging Markets ETF	16,975	6,271		(5,466)	17,780	892,200	20,799		(42,257)	92,484
iShares Edge High Yield Defensive Bond ETF	5,500	6,550		(3,700)	8,350	419,674	18,556		74	22,050
iShares Edge Investment Grade Enhanced Bond ETF	12,330	331		(9,400)	3,261	168,333	11,102		3,491	29,851
iShares Edge MSCI Min Vol EAFE ETF	13,404	3,070		(5,188)	11,286	807,626	23,745		(11,981)	52,079
iShares Edge MSCI Min Vol Emerging Markets ETF	4,000	209		(900)	3,309	191,293	5,321		(2,036)	14,502
iShares Edge MSCI Min Vol USA ETF	34,808	5,512		(16,569)	23,751	1,490,613	24,355		(1,984)	224,431
iShares Edge MSCI Multifactor International ETF	128,301	46,757		(34,839)	140,219	3,579,791	97,995		527	(6,138)
iShares Edge MSCI Multifactor USA ETF	212,023	55,273		(71,514)	195,782	6,288,518	155,037		3,564	219,181
iShares Edge MSCI Multifactor USA Small-Cap ETF	5,870	3,500		—	9,370	384,826	2,510		—	12,272
iShares Global REIT ETF	95,076	9,150		(62,980)	41,246	1,104,156	58,806		86,538	112,004
iShares TIPS Bond ETF	2,130	2,087		(842)	3,375	388,935	4,518		(799)	14,319
iShares U.S. Treasury Bond ETF	—	3,730		(649)	3,081	79,397	596		16	1,657
SL Liquidity Series, LLC, Money Market Series	—	—	(b)	—	—	—	1,330	(c)	195	—

						$16,687,116	$446,004		$30,267	$860,857

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock LifePath® Smart Beta 2040 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$16,687,116	$—	$—	$16,687,116

(a)	See above Schedule of Investments for values in each security type.

2

Schedule of Investments (unaudited) July 31, 2019	BlackRock LifePath® Smart Beta 2045 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 103.6%

Equity Funds — 95.4%
iShares Core MSCI Emerging Markets ETF	14,851	$745,223
iShares Edge MSCI Min Vol EAFE ETF	5,871	420,129
iShares Edge MSCI Min Vol Emerging Markets ETF	1,967	113,712
iShares Edge MSCI Min Vol USA ETF	11,890	746,216
iShares Edge MSCI Multifactor International ETF	119,079	3,040,087
iShares Edge MSCI Multifactor USA ETF	162,334	5,214,168
iShares Edge MSCI Multifactor USA Small-Cap ETF	7,000	287,490
iShares Global REIT ETF	34,648	927,527

		11,494,552

Fixed Income Funds — 7.4%
BlackRock Total Factor Fund, Class K	59,978	630,373
iShares Edge High Yield Defensive Bond ETF (a)	2,600	130,677
iShares TIPS Bond ETF	1,163	134,024

		895,074

Short-Term Securities — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20% (b)	69,390	69,390
SL Liquidity Series, LLC, Money Market Series, 2.50% (b)(c)	25,730	25,735

		95,125

Total Affiliated Investment Companies — 103.6% (Cost: $11,158,174)		12,484,751

Liabilities in Excess of Other Assets — (3.6)%		(432,267)

Net Assets — 100.0%		$12,052,484

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	29,205	40,185	(b)	—	69,390	$69,390	$812		$—	$—
BlackRock Total Factor Fund, Class K	74,125	8,499		(22,646)	59,978	630,373	16,515		(3,196)	55,572
iShares Core MSCI Emerging Markets ETF	14,160	5,706		(5,015)	14,851	745,223	18,283		(35,648)	79,112
iShares Edge High Yield Defensive Bond ETF	4,300	—		(1,700)	2,600	130,677	6,979		(5,360)	6,789
iShares Edge MSCI Min Vol EAFE ETF	7,707	1,982		(3,818)	5,871	420,129	13,868		(6,594)	31,751
iShares Edge MSCI Min Vol Emerging Markets ETF	2,400	91		(524)	1,967	113,712	3,292		(402)	7,554
iShares Edge MSCI Min Vol USA ETF	20,278	2,987		(11,375)	11,890	746,216	14,510		7,911	119,896
iShares Edge MSCI Multifactor International ETF	107,991	43,148		(32,060)	119,079	3,040,087	86,875		1,186	(2,325)
iShares Edge MSCI Multifactor USA ETF	178,289	49,000		(64,955)	162,334	5,214,168	136,515		(14,292)	209,348
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,050	3,100		(150)	7,000	287,490	1,935		(671)	13,607
iShares Global REIT ETF	84,975	9,386		(59,713)	34,648	927,527	53,295		76,043	93,368
iShares TIPS Bond ETF	540	822		(199)	1,163	134,024	1,380		(85)	3,280
SL Liquidity Series, LLC, Money Market Series	—	25,730	(b)	—	25,730	25,735	1,097	(c)	(74)	—

						$12,484,751	$355,356		$18,818	$617,952

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock LifePath® Smart Beta 2045 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$12,459,016	$—	$—	$12,459,016

Investments Valued at Net Asset Value (“NAV”)(b)				25,735

Total Investments				$12,484,751

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2

Schedule of Investments (unaudited) July 31, 2019	BlackRock LifePath® Smart Beta 2050 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 103.9%

Equity Funds — 96.9%
iShares Core MSCI Emerging Markets ETF	17,724	$889,390
iShares Edge MSCI Min Vol EAFE ETF	3,369	241,086
iShares Edge MSCI Min Vol Emerging Markets ETF	1,052	60,816
iShares Edge MSCI Min Vol USA ETF	6,540	410,450
iShares Edge MSCI Multifactor International ETF	142,123	3,628,400
iShares Edge MSCI Multifactor USA ETF	189,230	6,078,068
iShares Edge MSCI Multifactor USA Small-Cap ETF	7,550	310,078
iShares Global REIT ETF	39,525	1,058,084

		12,676,372

Fixed Income Funds — 6.4%
BlackRock Total Factor Fund, Class K	63,942	672,028
iShares Edge High Yield Defensive Bond ETF (a)	2,750	138,216
iShares TIPS Bond ETF	270	31,115

		841,359

Short-Term Securities — 0.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20% (b)	66,198	66,198
SL Liquidity Series, LLC, Money Market Series, 2.50% (b)(c)	15,106	15,109

		81,307

Total Affiliated Investment Companies — 103.9% (Cost: $12,126,512)		13,599,038

Liabilities in Excess of Other Assets — (3.9)%		(508,028)

Net Assets — 100.0%		$13,091,010

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	74,241	—		(8,043	)(b)	66,198	$66,198	$909		$—	$—
BlackRock Total Factor Fund, Class K	76,175	11,323		(23,556)		63,942	672,028	16,615		(4,129)	57,756
iShares Core MSCI Emerging Markets ETF	16,071	7,377		(5,724)		17,724	889,390	20,238		(42,122)	90,441
iShares Edge High Yield Defensive Bond ETF	3,200	150		(600)		2,750	138,216	6,307		(980)	5,593
iShares Edge MSCI Min Vol EAFE ETF	5,400	1,734		(3,765)		3,369	241,086	8,168		(6,547)	24,282
iShares Edge MSCI Min Vol Emerging Markets ETF	1,400	54		(402)		1,052	60,816	1,915		(745)	4,543
iShares Edge MSCI Min Vol USA ETF	14,300	2,561		(10,321)		6,540	410,450	9,191		6,015	73,469
iShares Edge MSCI Multifactor International ETF	120,033	57,843		(35,753)		142,123	3,628,400	96,422		11,097	(17,830)
iShares Edge MSCI Multifactor USA ETF	197,957	60,905		(69,632)		189,230	6,078,068	148,299		21,045	194,131
iShares Edge MSCI Multifactor USA Small-Cap ETF	3,500	4,550		(500)		7,550	310,078	1,887		(1,358)	18,943
iShares Global REIT ETF	94,214	12,084		(66,773)		39,525	1,058,084	56,367		71,720	107,169
iShares TIPS Bond ETF	—	270		—		270	31,115	210		—	110
SL Liquidity Series, LLC, Money Market Series	—	15,106	(c)	—		15,106	15,109	772	(d)	(1)	2

							$13,599,038	$367,300		$53,995	$558,609

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock LifePath® Smart Beta 2050 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$13,583,929	$—	$—	$13,583,929

Investments Valued at Net Asset Value (“NAV”)(b)				15,109

Total Investments				$13,599,038

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2

Schedule of Investments (unaudited) July 31, 2019	BlackRock LifePath® Smart Beta 2055 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(d) — 101.2%

Equity Funds — 93.7%
iShares Core MSCI Emerging Markets ETF	12,129	$608,633
iShares Edge MSCI Multifactor International ETF	96,408	2,461,296
iShares Edge MSCI Multifactor USA ETF	128,892	4,140,011
iShares Edge MSCI Multifactor USA Small-Cap ETF	4,820	197,957
iShares Global REIT ETF (a)	25,250	675,943

		8,083,840

Fixed Income Funds — 6.2%
BlackRock Total Factor Fund, Class K	41,292	433,977
iShares Edge High Yield Defensive Bond ETF (a)	1,825	91,725
iShares TIPS Bond ETF	81	9,334

		535,036

Short-Term Securities — 1.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20% (b)	12,434	12,434
SL Liquidity Series, LLC, Money Market Series, 2.50% (b)(c)	103,056	103,077

		115,511

Total Affiliated Investment Companies — 101.2% (Cost: $8,110,204)		8,734,387

Liabilities in Excess of Other Assets — (1.2)%		(101,964)

Net Assets — 100.0%		$8,632,423

(a)	Security, or a portion of the security, is on loan.
(b)	Annualized 7-day yield as of period end.
(c)	Security was purchased with the cash collateral from loaned securities.
(d)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased		Shares Sold		Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	19,735	—		(7,301	)(b)	12,434	$12,434	$587		$—	$—
BlackRock Total Factor Fund, Class K	37,598	5,903		(2,209)		41,292	433,977	8,969		691	32,334
iShares Core MSCI Emerging Markets ETF	8,230	5,104		(1,205)		12,129	608,633	12,642		(10,750)	30,648
iShares Edge High Yield Defensive Bond ETF	1,645	280		(100)		1,825	91,725	3,691		(344)	3,197
iShares Edge MSCI Min Vol EAFE ETF	1,300	400		(1,700)		—	—	1,085		2,220	3,296
iShares Edge MSCI Min Vol Emerging Markets ETF	400	—		(400)		—	—	345		874	839
iShares Edge MSCI Min Vol USA ETF	3,300	550		(3,850)		—	—	1,947		10,295	4,497
iShares Edge MSCI Multifactor International ETF	62,293	39,043		(4,928)		96,408	2,461,296	62,507		(3,389)	(8,441)
iShares Edge MSCI Multifactor USA ETF	102,445	40,117		(13,670)		128,892	4,140,011	89,642		(8,171)	164,771
iShares Edge MSCI Multifactor USA Small-Cap ETF	1,800	3,020		—		4,820	197,957	1,146		—	9,838
iShares Global REIT ETF	46,247	7,297		(28,294)		25,250	675,943	34,199		34,652	65,003
iShares TIPS Bond ETF	—	81		—		81	9,334	70		—	57
SL Liquidity Series, LLC, Money Market Series	—	103,056	(c)	—		103,056	103,077	1,229	(d)	—	(7)

							$8,734,387	$218,059		$26,078	$306,032

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares sold.
(c)	Represents net shares purchased.
(d)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock LifePath® Smart Beta 2055 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$8,631,310	$—	$—	$8,631,310

Investments Valued at Net Asset Value (“NAV”)(b)				103,077

Total Investments				$8,734,387

(a)	See above Schedule of Investments for values in each security type.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

2

Schedule of Investments (unaudited) July 31, 2019	BlackRock LifePath® Smart Beta 2060 Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 101.3%

Equity Funds — 94.9%
iShares Core MSCI Emerging Markets ETF	2,172	$108,991
iShares Edge MSCI Multifactor International ETF	17,314	442,027
iShares Edge MSCI Multifactor USA ETF	23,193	744,959
iShares Edge MSCI Multifactor USA Small-Cap ETF	890	36,552
iShares Global REIT ETF	4,526	121,161

		1,453,690

Fixed Income Funds — 6.1%
BlackRock Total Factor Fund, Class K	7,282	76,536
iShares Edge High Yield Defensive Bond ETF	305	15,329
iShares TIPS Bond ETF	13	1,498

		93,363

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20% (a)	3,601	3,601

Total Affiliated Investment Companies — 101.3% (Cost: $1,488,034)		1,550,654

Liabilities in Excess of Other Assets — (1.3)%		(19,390)

Net Assets — 100.0%		$1,531,264

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	3,348	253	(b)	—	3,601	$3,601	$126		$—	$—
BlackRock Total Factor Fund, Class K	5,996	1,493		(207)	7,282	76,536	1,430		150	5,478
iShares Core MSCI Emerging Markets ETF	1,465	834		(127)	2,172	108,991	2,111		(924)	4,452
iShares Edge High Yield Defensive Bond ETF	255	50		—	305	15,329	607		—	520
iShares Edge MSCI Multifactor International ETF	10,740	8,056		(1,482)	17,314	442,027	10,775		(1,650)	(760)
iShares Edge MSCI Multifactor USA ETF	17,792	9,412		(4,011)	23,193	744,959	15,489		(1,356)	28,937
iShares Edge MSCI Multifactor USA Small-Cap ETF	270	620		—	890	36,552	191		—	1,998
iShares Global REIT ETF	7,580	1,972		(5,026)	4,526	121,161	5,641		2,077	14,102
iShares TIPS Bond ETF	—	13		—	13	1,498	10		—	4
SL Liquidity Series, LLC, Money Market Series	—	—	(b)	—	—	—	451	(c)	(5)	—

						$1,550,654	$36,831		$(1,708)	$54,731

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock LifePath® Smart Beta 2060 Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$1,550,654	$—	$—	$1,550,654

(a)	See above Schedule of Investments for values in each security type.

2

Schedule of Investments (unaudited) July 31, 2019	BlackRock LifePath® Smart Beta Retirement Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Affiliated Investment Companies(b) — 105.0%

Equity Funds — 50.3%
iShares Core MSCI Emerging Markets ETF	2,834	$142,210
iShares Edge MSCI Min Vol EAFE ETF	8,523	609,906
iShares Edge MSCI Min Vol Emerging Markets ETF	2,545	147,126
iShares Edge MSCI Min Vol USA ETF	22,122	1,388,377
iShares Edge MSCI Multifactor International ETF	24,206	617,979
iShares Edge MSCI Multifactor USA ETF	43,554	1,398,954
iShares Edge MSCI Multifactor USA Small-Cap ETF	8,570	351,970
iShares Global REIT ETF	6,145	164,502

		4,821,024

Fixed Income Funds — 54.4%
BlackRock Total Factor Fund, Class K	48,392	508,600
iShares Edge High Yield Defensive Bond ETF	7,780	391,025
iShares Edge Investment Grade Enhanced Bond ETF	29,721	1,534,195
iShares TIPS Bond ETF	7,251	835,605
iShares U.S. Treasury Bond ETF	75,715	1,951,176

		5,220,601

Short-Term Securities — 0.3%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.20% (a)	27,687	27,687

Total Affiliated Investment Companies — 105.0% (Cost: $9,308,234)		10,069,312

Liabilities in Excess of Other Assets — (5.0)%		(483,769)

Net Assets — 100.0%		$9,585,543

(a)	Annualized 7-day yield as of period end.
(b)

During the period ended July 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, and/or related parties of the Fund were as follows:

Affiliated Persons and/or Related Parties	Shares Held at 10/31/18	Shares Purchased		Shares Sold	Shares Held at 07/31/19	Value at 07/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	27,422	265	(b)	—	27,687	$27,687	$448		$—	$—
BlackRock Total Factor Fund, Class K	67,715	4,381		(23,704)	48,392	508,600	12,907		(4,116)	46,666
iShares Core MSCI Emerging Markets ETF	3,800	474		(1,440)	2,834	142,210	3,997		(10,490)	21,316
iShares Edge High Yield Defensive Bond ETF	26,750	100		(19,070)	7,780	391,025	35,351		(34,932)	36,925
iShares Edge Investment Grade Enhanced Bond ETF	85,100	8,174		(63,553)	29,721	1,534,195	79,356		3,304	234,471
iShares Edge MSCI Min Vol EAFE ETF	11,351	1,880		(4,708)	8,523	609,906	18,479		4,632	27,938
iShares Edge MSCI Min Vol Emerging Markets ETF	3,200	123		(778)	2,545	147,126	3,870		(3,620)	12,466
iShares Edge MSCI Min Vol USA ETF	28,523	5,972		(12,373)	22,122	1,388,377	19,495		96,764	87,755
iShares Edge MSCI Multifactor International ETF	30,820	5,347		(11,961)	24,206	617,979	19,127		(39,778)	40,759
iShares Edge MSCI Multifactor USA ETF	51,100	13,111		(20,657)	43,554	1,398,954	33,536		(16,303)	61,132
iShares Edge MSCI Multifactor USA Small-Cap ETF	13,100	—		(4,530)	8,570	351,970	3,932		15,648	(8,596)
iShares Global REIT ETF	2,440	4,497		(792)	6,145	164,502	1,654		640	4,737
iShares TIPS Bond ETF	10,247	2,057		(5,053)	7,251	835,605	13,500		(10,243)	61,807
iShares U.S. Treasury Bond ETF	—	91,999		(16,284)	75,715	1,951,176	14,409		4,612	38,550
SL Liquidity Series, LLC, Money Market Series	—	—	(b)	—	—	—	2,284	(c)	134	—

						$10,069,312	$262,345		$6,252	$665,926

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased.
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Portfolio Abbreviations

ETF	Exchange-Traded Fund

REIT	Real Estate Investment Trust

1

Schedule of Investments (unaudited) (continued) July 31, 2019	BlackRock LifePath® Smart Beta Retirement Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies(a)	$10,069,312	$—	$—	$10,069,312

(a)	See above Schedule of Investments for values in each security type.

2